Condensed Financial Information of DHT Holdings, Inc. (parent company only), Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	$ 266,281	$ 73,680	$ (46,927)
Total comprehensive income/(loss) for the period net of tax	266,235	73,946	(47,128)
Attributable to the owners of parent	266,221	73,944	(47,128)
Parent Company [Member]
Statement of Comprehensive Income [Abstract]
Profit/(loss) for the year	(22,433)	26,975	(86,143)
Total comprehensive income/(loss) for the period net of tax	(22,433)	26,975	(86,143)
Attributable to the owners of parent	$ (22,433)	$ 26,975	$ (86,143)